Leasing Arrangements - Schedule Of Annual Lease Obligations Related To Finance And Operating Leases (Detail) - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee, Lease, Description [Line Items]
2021		$ 1,249,447	$ 2,573,081	$ 2,425,948
2022		2,526,449	2,711,923	2,833,841
2023		2,606,346	2,766,112	2,920,835
2024		2,660,921	2,812,174	2,969,488
2025		2,686,420	2,841,760	3,003,904
2026 and beyond		22,479,386	23,394,907	26,052,189
Total undiscounted fixed minimum lease cost payments		34,208,969	37,099,957	40,206,205
Less amount representing lease incentive receivables	[1]	(476,877)	(698,791)	(1,794,191)
Less amount representing interest		(13,881,017)	(15,290,028)	(16,474,325)
Present value of future lease payments		19,851,075	21,111,138	21,937,689
Less obligations classified as held for sale				(897)
Less current portion of lease obligation		(873,531)	(847,531)	(685,629)
Total long-term lease obligation		18,977,544	20,263,607	21,251,163
Finance Lease [Member]
Lessee, Lease, Description [Line Items]
2021		4,598	9,447	9,429
2022		9,191	9,482	9,511
2023		8,849	9,092	9,465
2024		7,335	7,464	8,931
2025		6,334	6,338	7,258
2026 and beyond		32,470	32,470	38,755
Total undiscounted fixed minimum lease cost payments		68,777	74,293	83,349
Less amount representing lease incentive receivables	[1]	0	0	0
Less amount representing interest		(22,622)	(26,109)	(30,272)
Present value of future lease payments		46,155	48,184	53,077
Less obligations classified as held for sale				0
Less current portion of lease obligation		(5,183)	(4,851)	(4,718)
Total long-term lease obligation		40,972	43,333	48,359
Operating Lease [Member]
Lessee, Lease, Description [Line Items]
2021		1,244,849	2,563,634	2,416,519
2022		2,517,258	2,702,441	2,824,330
2023		2,597,497	2,757,020	2,911,370
2024		2,653,586	2,804,710	2,960,557
2025		2,680,086	2,835,422	2,996,646
2026 and beyond		22,446,916	23,362,437	26,013,434
Total undiscounted fixed minimum lease cost payments		34,140,192	37,025,664	40,122,856
Less amount representing lease incentive receivables	[1]	(476,877)	(698,791)	(1,794,191)
Less amount representing interest		(13,858,395)	(15,263,919)	(16,444,053)
Present value of future lease payments		19,804,920	21,062,954	21,884,612
Less obligations classified as held for sale				(897)
Less current portion of lease obligation		(868,348)	(842,680)	(680,911)
Total long-term lease obligation		$ 18,936,572	$ 20,220,274	$ 21,202,804

[1]	Lease incentives receivable primarily represent amounts expected to be received by the Company relating to payments for leasehold improvements that are reimbursable pursuant to lease provisions with relevant landlords and receivables for broker commissions earned for negotiating certain of the Company’s leases.